INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Tax
Current income taxes	$ (11.3)	$ (9.8)		$ (8.5)
Current income taxes of which corresponding to the current period	(11.3)	(9.8)		(8.5)
Deferred income taxes	(3.2)	6.8		(34.4)
Deferred income taxes of which related to the origination or reversal of temporary differences	(3.6)	(4.9)		5.8
Deferred income taxes of which adjustments recognized in relation to prior years	0.6	10.7	[1]	0.0
Deferred income taxes of which adjustments due to change in tax rates	(0.2)	1.0		(40.2)
Total	$ (14.5)	$ (3.0)	[2]	$ (42.9)	[2]

[1]	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).
[2]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)